Income Tax - Summary of Reconciliation Between Taxes On Income And Expected Income Tax Benefit (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit/(loss) before taxes	€ (198,436)	€ 21,346	€ (96,994)
Expected taxes	60,758	(6,453)	29,475
Difference in tax rates	(13,101)	(5,428)	(4,670)
Government grants exempted from taxes	1,423	0	0
Permanent Differences	(1,925)	6,329	(6,304)
Utilization of previously unrecorded tax losses carried forward	0	14,452	0
Non-recognition of deferred taxes on tax losses and temporary differences	(45,166)	(15,028)	(16,156)
Taxes on income	€ 1,989	€ (6,128)	€ 2,345